Financial instruments - Additional Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 215,500	$ 287,200
Percentage of trade and other current receivables	1.40%	3.60%
Long-term debts [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of long-term debt	$ 1,884,296	$ 1,905,588